Employee Benefits (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Nov. 30, 2012 item	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2001
Employee Benefits
Matching contribution			$ 6.2	$ 0.7	$ 0.2
Liability recorded			8.9
Number of executive officers of PlainsCapital with retention agreements	2
Flexible premium universal life insurance
Amount of insurance purchased						15.0
Carrying value of the policies		24.1	24.5	24.1
Income related to the policies		$ 0.1	$ 0.4